Concentrations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer 1 [Member]
Concentrations (Details) [Line Items]
Concentration percentage	45.80%
Sales [Member]
Concentrations (Details) [Line Items]
Concentration percentage			10.00%
Sales [Member] | Customer 1 [Member]
Concentrations (Details) [Line Items]
Concentration percentage		61.40%	30.70%	46.90%
Sales [Member] | Customer 2 [Member]
Concentrations (Details) [Line Items]
Concentration percentage			15.20%
Purchase [Member] | Vendor [Member]
Concentrations (Details) [Line Items]
Concentration Risk, Description	No vendors accounted for more than 10% of the Company’s purchases for the three months ended March 31, 2022 and 2021.		No vendors accounted for more than 10% of the Company’s purchases for the years ended December 31, 2021 and 2020.
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration percentage			10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentrations (Details) [Line Items]
Concentration percentage			23.90%	75.20%
Accounts Receivable [Member] | Customer 2 [Member]
Concentrations (Details) [Line Items]
Concentration percentage			15.00%